Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	PGIM ETF Trust
Entity Central Index Key	0001727074
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
PGIM Jennison Better Future ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Better Future ETF
Class Name	PGIM Jennison Better Future ETF
Trading Symbol	PJBF
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Better Future ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Better Future ETF	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Global equities, as represented by the Fund’s benchmark, the MSCI ACWI Index (the “Index”), advanced during the reporting period, with all regions posting solid returns, albeit not without notable volatility. The period was marked by a US Federal Reserve interest rate cut; heightened uncertainties about US tariff and trade policies; the surprise launch of China’s Deep Seek artificial intelligence model, which fueled volatility in the technology sector; increased defense and infrastructure spending in Europe, especially Germany; and new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets.
■
The Fund’s underweight exposure to consumer staples and lack of exposure to energy, materials, and real estate added the most value relative to the Index.
■
Holdings in the consumer discretionary sector, especially in the automobiles and luxury goods industries, were the most significant detractors from results relative to the Index. Software names drove underperformance in the information technology sector, while pharmaceuticals hurt results in the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	-1.71%	12.28% (12/14/2023)
MSCI ACWI Index	15.79%	21.56%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 10,355,145
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 88,190
Investment Company, Portfolio Turnover	138.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 10,355,145
Number of fund holdings	33
Total advisory fees paid for the year	$ 88,190
Portfolio turnover rate for the year	138%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS
OF
THE
FUND’S
HOLDINGS
AS
OF 8/31/2025?

Industry Classification	% of Net Assets
Software	16.6%
Semiconductors & Semiconductor Equipment	14.4%
Broadline Retail	13.0%
IT Services	7.2%
Affiliated Mutual Fund - Short-Term Investment	6.3%
Pharmaceuticals	6.1%
Textiles, Apparel & Luxury Goods	5.7%
Technology Hardware, Storage & Peripherals	5.6%
Financial Services	5.3%
Health Care Equipment & Supplies	3.7%
Automobiles	3.5%
Industry Classification	% of Net Assets
Interactive Media & Services	3.3%
Personal Care Products	2.6%
Specialty Retail	2.3%
Electric Utilities	2.2%
Banks	1.2%
Capital Markets	0.9%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM Jennison Focused Growth ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Growth ETF
Class Name	PGIM Jennison Focused Growth ETF
Trading Symbol	PJFG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Growth ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Growth ETF	$81	0.74%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities posted solid gains for the reporting period, though returns were marked by bouts of elevated volatility. Key influences included a US
Federal Reserve interest rate cut, the US presidential election, and uncertainty regarding the US administration’s tariff and trade policies.
■
Strong stock selection within the information technology sector, particularly in semiconductor & equipment companies, was the strongest driver of performance relative to the Fund’s benchmark, the Russell 1000 Growth Index (the “Index”). Additional contributions came from the interactive media industry within the communication services sector and the aerospace & defense industry within the industrials sector, both of which also added meaningful value.
■
Conversely, the largest detractors from relative performance were positions in the health care sector, driven primarily by pharmaceuticals, and in the consumer discretionary sector, led by broadline retail. An underweight allocation to the information technology sector, coupled with an overweight in the health care sector, also weighed on results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	19.32%	31.75% (12/12/2022)
S&P 500 Index*	15.88%	19.93%
Russell 1000 Growth Index	22.58%	27.63%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 121,748,546
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 848,016
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 121,748,546
Number of fund holdings	35
Total advisory fees paid for the year	$ 848,016
Portfolio turnover rate for the year	37%

Holdings [Text Block]
WHAT
ARE
SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Semiconductors & Semiconductor Equipment	18.1%
Software	17.0%
Interactive Media & Services	11.1%
Broadline Retail	10.0%
Entertainment	8.1%
Technology Hardware, Storage & Peripherals	7.7%
Financial Services	5.3%
Aerospace & Defense	4.8%
Consumer Staples Distribution & Retail	3.7%
Pharmaceuticals	2.5%
IT Services	2.5%
Automobiles	2.1%
Health Care Equipment & Supplies	1.5%
Industry Classification	% of Net Assets
Biotechnology	1.5%
Electric Utilities	1.4%
Ground Transportation	0.9%
Specialty Retail	0.8%
Media	0.6%
Affiliated Mutual Fund - Short-Term Investment	0.4%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM JENNISON FOCUSED MID-CAP ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Mid-Cap ETF
Class Name	PGIM Jennison Focused Mid-Cap ETF
Trading Symbol	PJFM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Mid-Cap ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Mid-Cap ETF	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Mid-cap stocks, as represented by the Fund’s benchmark, the Russell Midcap Index (the “Index”), generated solid gains but lagged the broad market, as represented by the S&P 500 Index.
■
Security selection within the materials sector (primarily metals & mining) and consumer staples sector (driven by distribution) added the most to the Fund’s performance relative to the Index. Underweight exposure to health care also bolstered results relative to the Index.
■
Stock selection within the information technology sector (led by software), industrials sector (driven by aerospace & defense), consumer discretionary sector (especially hotels, restaurants & leisure), and communication services sector (primarily interactive media & services) were the primary sources of underperformance relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.14%	12.51% (12/14/2023)
S&P 500 Index*	15.88%	23.56%
Russell Midcap Index	12.58%	19.21%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 15,180,177
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 54,701
Investment Company, Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 15,180,177
Number of fund holdings	43
Total advisory fees paid for the year	$ 54,701
Portfolio turnover rate for the year	102%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Multi-Utilities	7.4%
Software	6.6%
Insurance	6.6%
Textiles, Apparel & Luxury Goods	6.6%
Banks	6.6%
Trading Companies & Distributors	6.1%
Specialized REITs	4.8%
Hotels, Restaurants & Leisure	4.7%
Interactive Media & Services	4.6%
Metals & Mining	4.3%
Electrical Equipment	4.1%
Semiconductors & Semiconductor Equipment	4.0%
Containers & Packaging	3.6%
Financial Services	3.2%
Consumer Staples Distribution & Retail	3.0%
Residential REITs	3.0%
Health Care Providers & Services	2.9%
Industry Classification	% of Net Assets
Marine Transportation	2.8%
Specialty Retail	2.5%
Capital Markets	2.5%
Oil, Gas & Consumable Fuels	2.0%
Communications Equipment	1.8%
Machinery	1.6%
Health Care Equipment & Supplies	1.4%
Broadline Retail	1.2%
Real Estate Management & Development	1.1%
Affiliated Mutual Fund - Short-Term Investment	1.0%
100.0%
Liabilities in excess of other assets	(0.0)%*
100.0%

*	Less than 0.05%

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM JENNISON FOCUSED VALUE ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Focused Value ETF
Class Name	PGIM Jennison Focused Value ETF
Trading Symbol	PJFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison Focused Value ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Focused Value ETF	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Over the reporting period, equities generally advanced but experienced significant volatility. The period was marked by a US Federal Reserve interest rate cut, a US presidential election, the surprise launch of China’s Deep Seek artificial intelligence model, and heightened uncertainties about the US administration’s tariff and trade policies, among other developments. Generally speaking, growth outperformed value during the period.
■
Positions within consumer staples sector (led by distribution), information technology sector (driven by software and semiconductors), and industrials sector (boosted by aerospace & defense) added the most to the Fund’s performance relative to its benchmark, the Russell 1000
Value Index (the “Index”).
■
Conversely, positions within financials sector (especially banks) detracted the most from results relative to the Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	12.22%	18.52% (12/12/2022)
S&P 500 Index*	15.88%	19.93%
Russell 1000 Value Index	9.33%	11.41%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 20,110,566
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 114,947
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 20,110,566
Number of fund holdings	36
Total advisory fees paid for the year	$ 114,947
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Banks	13.0%
Oil, Gas & Consumable Fuels	9.2%
Aerospace & Defense	7.7%
Multi-Utilities	7.1%
Semiconductors & Semiconductor Equipment	6.3%
Pharmaceuticals	5.3%
Software	5.2%
Insurance	5.1%
Capital Markets	4.5%
Consumer Staples Distribution & Retail	4.5%
Household Durables	4.1%
Interactive Media & Services	3.9%
Industrial Conglomerates	3.4%
Industry Classification	% of Net Assets
Automobiles	3.1%
Ground Transportation	3.1%
Affiliated Mutual Fund - Short-Term Investment	3.1%
Chemicals	2.9%
Broadline Retail	2.5%
Biotechnology	2.3%
Health Care Equipment & Supplies	2.0%
Technology Hardware, Storage & Peripherals	1.6%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM JENNISON INTERNATIONAL OPPORTUNITIES ETF
Shareholder Report [Line Items]
Fund Name	PGIM Jennison International Opportunities ETF
Class Name	PGIM Jennison International Opportunities ETF
Trading Symbol	PJIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Jennison International Opportunities ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000
investment
)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison International Opportunities ETF	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
International equities, as represented by the Fund’s benchmark, the MSCI ACWI ex USA Index (the “Index”), advanced during the reporting period, with all regions posting positive results, while modestly lagging US equities, as represented by the S&P 500 Index. Macro themes influencing international markets included heightened uncertainties about new US tariff and trade policies; the surprise launch of China’s Deep
Seek artificial intelligence model, which fueled volatility in the technology sector; increased defense and infrastructure spending in Europe, especially Germany; and new policy initiatives in China to address challenges stemming from weaknesses in the real estate and equity markets.
■
The Fund’s security selection within the industrials sector, especially aerospace & defense, added the most value relative to the Index.
Entertainment holdings drove outperformance in the communication services sector. Lack of exposure to the energy and materials sectors also bolstered performance relative to the Index.
■
Conversely, consumer discretionary sector positions were the most significant detractors from returns relative to the Index, as retail and automobile holdings underperformed. Banks drove underperformance in the financials sector, while software weighed on results in the information technology sector.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	6.85%	13.35% (12/14/2023)
MSCI ACWI ex USA Index	15.42%	18.62%

Since Inception returns are provided for the Fund since it
has
less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 27,227,772
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 117,883
Investment Company, Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 27,227,772
Number of fund holdings	34
Total advisory fees paid for the year	$ 117,883
Portfolio turnover rate for the year	89%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE
FUND’S
HOLDINGS AS OF 8/31/2025?

Industry Classification	% of Net Assets
Aerospace & Defense	10.7%
Software	10.2%
Broadline Retail	10.1%
Entertainment	7.8%
Textiles, Apparel & Luxury Goods	7.8%
Semiconductors & Semiconductor Equipment	6.3%
Hotels, Restaurants & Leisure	5.9%
Pharmaceuticals	5.4%
Automobiles	4.9%
IT Services	4.7%
Affiliated Mutual Fund - Short-Term Investment	4.2%
Electrical Equipment	3.3%
Technology Hardware, Storage & Peripherals	3.2%
Personal Care Products	2.9%
Industry Classification	% of Net Assets
Biotechnology	2.5%
Specialty Retail	2.2%
Banks	2.2%
Financial Services	1.8%
Health Care Equipment & Supplies	1.4%
Life Sciences Tools & Services	1.4%
Electronic Equipment, Instruments & Components	1.1%
100.0%
Other assets in excess of liabilities	0.0%*
100.0%

*	Less than 0.05%

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-209
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM PORTFOLIO BALLAST ETF
Shareholder Report [Line Items]
Fund Name	PGIM Portfolio Ballast ETF
Class Name	PGIM Portfolio Ballast ETF
Trading Symbol	PBL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Portfolio Ballast ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Portfolio Ballast ETF	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 18%. US bonds also gained, with the Bloomberg
Intermediate Government Index up over 4%. Implied volatility peaked at 52.3 on April 8, 2025, but finished the reporting period nearly unchanged, with the CBOE Volatility Index closing out the period at 15.4 versus 15.6 at the beginning of the period.
■
The Fund benefited from equity market appreciation as average equity exposure during the period was 65%, slightly higher than the baseline 60%.
■
Fixed income exposure also added value during the period, as bonds appreciated.
■
As expected, option time decay, which is the reduction in the value of an option as the time to the expiration date approaches, was a drag on performance. Overall, the Fund performed as expected during the period, providing 60% participation in the S&P 500 Index.
■
The Fund invests primarily in FLEX long-term call options on the SPDR
®
S&P 500 ETF (SPY) and other exchange-traded funds (“ETFs”)
designed to track the S&P 500 to implement equity exposure and provide market participation. Additionally, the Fund invests in US Treasuries and cash for managing targeted duration to help reduce equity downside, and at times uses S&P 500 index futures and US Treasury futures to manage exposures to those asset classes. These exposures had a positive impact on the Fund’s performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	10.90%	13.06% (12/12/2022)
S&P 500 Index	15.88%	19.93%
Custom Blended Index	11.28%	13.57%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 12, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 68,988,242
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 231,213
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 68,988,242
Number of fund holdings	13
Total advisory fees paid for the year	$ 231,213
Portfolio turnover rate for the year	20%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Investment Allocation	% of Net Assets
U.S. Treasury Obligations	65.3%
Options Purchased	23.3%
Affiliated Mutual Fund - Short-Term Investment	7.9%
Unaffiliated Exchange-Traded Funds - Domestic Equity	5.7%
102.2%
Liabilities in excess of other assets	(2.2)%
100.0%

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM AAA CLO ETF
Shareholder Report [Line Items]
Fund Name	PGIM AAA CLO ETF
Class Name	PGIM AAA CLO ETF
Trading Symbol	PAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM AAA CLO ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also
request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM AAA CLO ETF	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Collateralized loan obligation (CLO) AAA spreads rallied approximately 11 basis points (bps) over the 12-month period ending August 31, 2025.
The spread-tightening environment was driven by robust demand for the asset class despite elevated supply throughout the period. The Fund outperformed its benchmark, the JP Morgan CLOIE AAA Index (the “Index”), by 35 bps over the period.
■
The following strategies contributed most to the Fund’s performance during the period: The portfolio was positioned longer in spread duration relative to the Index, and as such, benefited from additional price appreciation, as longer spread-duration assets outperformed the shorter end of the term curve. The portfolio’s rating composition largely matched the Index throughout the period.
■
The following strategies detracted from the Fund’s performance during the period: The Fund received approximately $3.7 billion in net flows over the period, causing some marginal cash drag. However, the team was largely able to stay invested, with an average CLO balance of approximately 98.5%.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	6.10%	7.15% (7/19/2023)
Bloomberg US Aggregate Bond Index*	3.14%	4.66%
JP Morgan CLOIE AAA Index	5.94%	6.80%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund
since
it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 19, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 4,233,291,809
Holdings Count | Holding	327
Advisory Fees Paid, Amount	$ 4,555,310
Investment Company, Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 4,233,291,809
Number of fund holdings	327
Total advisory fees paid for the year	$ 4,555,310
Portfolio turnover rate for the year	68%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?
Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	98.8
Cash/Cash Equivalents	1.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM ACTIVE AGGREGATE BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Active Aggregate Bond ETF
Class Name	PGIM Active Aggregate Bond ETF
Trading Symbol	PAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Active Aggregate Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active Aggregate Bond ETF	$16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the reciprocal tariffs introduced on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of
2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE, a key inflation metric that tracks price changes (excluding volatile food and energy prices), came in higher than expected for the reporting period. In addition, revisions to the nonfarm payroll report at the end of the period revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: positioning in AAA non-agency commercial mortgage-backed securities (CMBS) and AAA collateralized loan obligations (CLO);
overweights to the US investment-grade corporate, emerging-market investment grade, and asset-backed securities (ABS) sectors, along with an underweight to the mortgage-backed securities (MBS) sector; yield curve positioning; security selection in US Treasuries, and ABS; and
credit positioning in REITs.
■
The Fund’s duration positioning detracted most from the Fund’s performance relative to the Index during the period.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	3.45%	-0.15% (4/12/2021)
Bloomberg US Aggregate Bond Index	3.14%	-0.13%

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns
. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Apr. 12, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 84,110,813
Holdings Count | Holding	470
Advisory Fees Paid, Amount	$ 100,469
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 84,110,813
Number of fund holdings	470
Total advisory fees paid for the year	$ 100,469
Portfolio turnover rate for the year	134%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	35.6
AA	37.3
A	9.3
BBB	13.2
BB	0.1
Not Rated	5.0
Cash/Cash Equivalents	(0.4)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM ACTIVE HIGH YIELD BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Active High Yield Bond ETF
Class Name	PGIM Active High Yield Bond ETF
Trading Symbol	PHYL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Active High Yield Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025 .
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Active High Yield Bond ETF	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S
PERF
ORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed the most to the Fund’s performance relative to the Bloomberg US High Yield Very Liquid Index (the “Index”)
during the period: security selection in cable & satellite, health care & pharmaceuticals, and retailers & restaurants industries; industry underweights to midstream energy and cable & satellite, along with an industry overweight to telecom; an underweight to the US high yield corporate sector and overweights to the AAA collateralized loan obligation and emerging-market high yield sectors.
■
The following strategies detracted the most from the Fund’s performance relative to the Index during the period: security selection in consumer non-cyclicals, chemicals, and building materials & home construction industries; industry underweights to media & entertainment and consumer non-cyclicals, and an industry overweight to health care & pharmaceuticals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	9.18%	5.16%	5.65% (9/24/2018)
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.93%
Bloomberg US High Yield Very Liquid Index	7.98%	4.68%	4.94%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Sep. 24, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 422,217,137
Holdings Count | Holding	746
Advisory Fees Paid, Amount	$ 913,409
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 422,217,137
Number of fund holdings	746
Total advisory fees paid for the year	$ 913,409
Portfolio turnover rate for the year	56%

Holdings [Text Block]
WHAT ARE SOME
CHARACTERISTICS
OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	4.8
A	0.1
BBB	5.9
BB	50.4
B	24.3
CCC	10.3
Not Rated	4.0
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO)
such
as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM CORPORATE BOND 0-5 YEAR ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 0-5 Year ETF
Class Name	PGIM Corporate Bond 0-5 Year ETF
Trading Symbol	PCS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Corporate Bond 0-5 Year ETF (the “Fund”) for the period of July 29, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 0-5 Year ETF	$2	0.20%
This report covers a period less than full fiscal year. Expenses for a full fiscal
year would be higher than the figures shown.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In August, the US economy showed signs of strain as job growth slowed and unemployment rate rose to 4.2%. Inflation pressures persisted, partly driven by reciprocal tariffs effective August 1st and newly implemented duties, while consumer spending remained strong. Fed Chair
Jerome Powell indicated the FOMC’s openness to a possible rate cut at the September meeting, citing sufficiently restrictive monetary policy and a shift in the balance of risks toward employment as key factors supporting a cut. This fueled gains across most equity indexes. On an excess return basis, the long end of the IG curve performed in line with the short end of the curve.
■
Positioning in investment grade corporates; and security selection in automotive, gaming/lodging/leisure, and cable & satellite contributed the most to the Fund's performance relative to the Bloomberg US Corporate 0-5 Year Index (the “Index”) during the period.
■
Security selection in chemicals; an overweight in midstream energy and an underweight in banking detracted from the Fund's performance relative to the Index during the period.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used financial futures to help manage duration positioning and yield curve exposure. These positions detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 8/31/2025
Since Inception (%)
Net Asset Value (NAV)	0.96% (7/29/2025)
Bloomberg US Aggregate Bond Index*	1.20%
Bloomberg US Corporate 0-5 Year Index	0.97%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 29, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 142,591,903
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 23,819
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 142,591,903
Number of fund holdings	209
Total advisory fees paid for the year	$ 23,819
Portfolio turnover rate for the year	14%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	0.3
AA	13.3
A	34.8
BBB	49.9
Cash/Cash Equivalents	1.6
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM CORPORATE BOND 5-10 YEAR ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 5-10 Year ETF
Class Name	PGIM Corporate Bond 5-10 Year ETF
Trading Symbol	PCI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Corporate Bond 5-10 Year ETF (the “Fund”) for the period of July 29, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 5-10 Year ETF	$2	0.25%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In August, the US economy showed signs of strain as job growth slowed and unemployment rate rose to 4.2%. Inflation pressures persisted, partly driven by reciprocal tariffs effective August 1st and newly implemented duties, while consumer spending remained strong. Fed Chair
Jerome Powell indicated the FOMC’s openness to a possible rate cut at the September meeting, citing sufficiently restrictive monetary policy and a shift in the balance of risks toward employment as key factors supporting a cut. This fueled gains across most equity indexes. On an excess return basis, the long end of the IG curve performed in line with the short end of the curve.
■
Underweights in technology, retailers & restaurants, and capital goods contributed to the Fund's performance relative to the Bloomberg US
Corporate 5-10 Year Index (the “Index”) during the period.
■
Positioning in investment grade corporates; security selection in upstream energy; and overweights in midstream energy and REITS detracted the most from the Fund's performance relative to the Index during the period.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used financial futures to help manage duration positioning and yield curve exposure. These positions contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 8/31/2025
Since Inception (%)
Net Asset Value (NAV)	1.17% (7/29/2025)
Bloomberg US Aggregate Bond Index*	1.20%
Bloomberg US Corporate 5-10 Year Index	1.31%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 29, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 146,675,925
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 30,616
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 146,675,925
Number of fund holdings	196
Total advisory fees paid for the year	$ 30,616
Portfolio turnover rate for the year	10%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	0.2
AA	13.3
A	40.3
BBB	43.9
Cash/Cash Equivalents	2.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM CORPORATE BOND 10+ YEAR ETF
Shareholder Report [Line Items]
Fund Name	PGIM Corporate Bond 10+ Year ETF
Class Name	PGIM Corporate Bond 10+ Year ETF
Trading Symbol	PCL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Corporate Bond 10+ Year ETF (the “Fund”) for the period of July 29, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
.
You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Corporate Bond 10+ Year ETF	$2	0.25%
This report covers a period less than full fiscal year. Expenses for a full fiscal year would be higher than the figures shown.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
WHAT AFF
EC
TED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
In August, the US economy showed signs of strain as job growth slowed and unemployment rate rose to 4.2%. Inflation pressures persisted, partly driven by reciprocal tariffs effective August 1st and newly implemented duties, while consumer spending remained strong. Fed Chair
Jerome Powell indicated the FOMC’s openness to a possible rate cut at the September meeting, citing sufficiently restrictive monetary policy and a shift in the balance of risks toward employment as key factors supporting a cut. This fueled gains across most equity indexes. On an excess return basis, the long end of the IG curve performed in line with the short end of the curve.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Corporate 10+ Year Index (the “Index”)
during the period: positioning in investment grade corporates; and security selection in electric utilities, retailers & restaurants, and property
& casualty.
■
The following strategies detracted performance relative to the Index during the period: security selection in banking and revenue health care municipals; and an overweight in midstream energy.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used financial futures to help manage duration positioning and yield curve exposure. These positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Total Returns as of 8/31/2025
Since Inception (%)
Net Asset Value (NAV)	0.44% (7/29/2025)
Bloomberg US Aggregate Bond Index*	1.20%
Bloomberg US Corporate 10+ Year Index	0.67%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 29, 2025
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 75,317,927
Holdings Count | Holding	139
Advisory Fees Paid, Amount	$ 16,369
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 75,317,927
Number of fund holdings	139
Total advisory fees paid for the year	$ 16,369
Portfolio turnover rate for the year	17%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	7.1
AA	20.7
A	34.9
BBB	36.3
Cash/Cash Equivalents	1.0
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM FLOATING RATE INCOME ETF
Shareholder Report [Line Items]
Fund Name	PGIM Floating Rate Income ETF
Class Name	PGIM Floating Rate Income ETF
Trading Symbol	PFRL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Floating Rate Income ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Floating Rate Income ETF	$84	0.81%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US leveraged loans posted gains over the reporting period, as generally solid corporate earnings and supportive technicals held firm overall against a challenging environment marked by the 2024 US election cycle, geopolitical and US-driven trade tensions on multiple fronts, and elevated inflation. Thus far in 2025, loan mutual funds reported inflows of approximately $6.3 billion, while collateralized loan obligation
(CLO) formation remained robust at over $138 billion.
■
The following contributed the most to the Fund’s performance during the period: security selection in the health care & pharmaceuticals, banking, and electric & water industries; overweights relative to the S&P UBS Leveraged Loan Index (the “Index”) in the CLO AA sector; and an underweight relative to the Index in the technology industry. The market risk of the portfolio was higher than the Index over the period, which also contributed.
■
The following detracted the most from the Fund’s performance during the period: security selection in the consumer noncyclicals, chemicals, and technology industries, and an overweight relative to the Index in the US high yield corporate sector.
■
The Fund held interest rate futures and swaps to help manage the portfolio’s duration and yield curve exposure and to reduce its sensitivity to changes in the levels of interest rates. Overall, this strategy had a positive impact on performance during the period. The Fund also participated in credit default swaps to increase or reduce credit risk. This strategy had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	7.68%	8.64% (5/17/2022)
Bloomberg US Aggregate Bond Index*	3.14%	2.14%
S&P UBS Leveraged Loan Index	7.36%	8.53%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	May 17, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 79,321,838
Holdings Count | Holding	364
Advisory Fees Paid, Amount	$ 615,408
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 79,321,838
Number of fund holdings	364
Total advisory fees paid for the year	$ 615,408
Portfolio turnover rate for the year	112%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	1.6
AA	7.0
A	2.4
BBB	10.8
BB	24.2
B	49.0
CCC	1.0
C	0.1
Not Rated	3.2
Cash/Cash Equivalents	0.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since September 1, 2024:
For the year ended August 31, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement increased from
0.70% in the year ended August 31, 2024 to 0.81% due to interest expense on reverse repurchase agreements.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by October 30, 2025 at
pgim.com/investments/etfs/prospectuses-fact-sheets
 or by request at (800) 225-1852.

Material Fund Change Expenses [Text Block]
For the year ended August 31, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement increased from
0.70% in the year ended August 31, 2024 to 0.81% due to interest expense on reverse repurchase agreements.

Summary of Change Legend [Text Block]
The following is a summary of certain changes to the Fund since September 1, 2024:
For the year ended August 31, 2025, the total annual Fund operating expenses after waivers and/or expense reimbursement increased from
0.70% in the year ended August 31, 2024 to 0.81% due to interest expense on reverse repurchase agreements.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM MUNICIPAL INCOME OPPORTUNITIES ETF
Shareholder Report [Line Items]
Fund Name	PGIM Municipal Income Opportunities ETF
Class Name	PGIM Municipal Income Opportunities ETF
Trading Symbol	PMIO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Municipal Income Opportunities ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Municipal Income Opportunities ETF	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1-15 Year Municipal Index (the “Index”) during the reporting period: an overweight to specific health care credits and to the transportation sector as spreads tightened; and security selection in a specific charter school bond.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: yield curve positioning (flattener);
and an overweight to the special assessment sector.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used futures to help manage duration positioning and yield curve exposure. The Fund’s positions in futures contributed to performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	1.96%	3.91% (6/14/2024)
Bloomberg Municipal Bond Index*	0.08%	2.67%
Bloomberg 1-15 Year Municipal Index	1.94%	4.05%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it
has
less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 14, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 26,285,796
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 55,031
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 26,285,796
Number of fund holdings	45
Total advisory fees paid for the year	$ 55,031
Portfolio turnover rate for the year	49%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	0.7
AA	40.5
A	18.7
BBB	4.0
BB	3.5
Not Rated	30.7
Cash/Cash Equivalents	2.0
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM SHORT DURATION HIGH YIELD ETF
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration High Yield ETF
Class Name	PGIM Short Duration High Yield ETF
Trading Symbol	PSH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Short Duration High Yield ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration High Yield ETF	$44	0.42%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US high yield bonds posted gains over the reporting period, as overall solid corporate earnings and resilient market technicals held firm against a challenging environment marked by the 2024 US election cycle, geopolitical tensions on multiple fronts, a broad-based increase in US tariffs, and elevated inflation. In addition, despite macro uncertainty and tight financial conditions, the high yield market continued to grow in 2025.
■
The following strategies contributed the most to the Fund’s performance relative to the Bloomberg 1-3 Year High Yield Corporate 1% Capped
Index (the “Index”) during the period: security selection in the electric & water, health care & pharmaceuticals, and capital goods industries;
industry underweights to telecom and paper & packaging, along with a neutral weighting to midstream energy.
■
The following strategies detracted the most from the Fund’s performance relative to the Index during the period: security selection in the telecom, cable & satellite, and media & entertainment industries; an underweight to the US high yield corporate sector and overweights to the
US bank loan and emerging-market high yield corporate sectors; and industry underweights to media & entertainment, chemicals, and retailers
& restaurants.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the reporting period, the Fund used swaps, forwards, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions had a modestly positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	7.78%	8.43% (12/14/2023)
Bloomberg US Aggregate Bond Index*	3.14%	5.80%
Bloomberg 1-3 Year High Yield Corporate 1% Capped Index	8.68%	9.96%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns
for the Indexes are measured from the closest month-end to
the Fund’s inception date.

Performance Inception Date	Dec. 14, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 58,350,225
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 195,344
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 58,350,225
Number of fund holdings	358
Total advisory fees paid for the year	$ 195,344
Portfolio turnover rate for the year	100%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	11.1
BBB	4.8
BB	50.5
B	21.0
CCC	9.2
Not Rated	3.1
Cash/Cash Equivalents	0.3
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM SHORT DURATION MULTI-SECTOR BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond ETF
Class Name	PGIM Short Duration Multi-Sector Bond ETF
Trading Symbol	PSDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Short Duration Multi-Sector Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond ETF	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the reciprocal tariffs introduced on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of
2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE, a key inflation metric that tracks price changes (excluding volatile food and energy prices), came in higher than expected for the period. In addition, revisions to the nonfarm payroll report at the end of the period revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index (the
“Index”) during the period: positioning in AAA collateralized loan obligations (CLO) and non-agency AAA commercial mortgage-backed securities (CMBS); yield curve positioning; overweights to the emerging-market high yield, AA CLO, and non-agency CMBS AA-and-below sectors; security selection in US high yield corporates, non-agency MBS, US Treasuries, non-agency CMBS AA-and-below, European high yield corporates, mortgage-backed securities (MBS), and GBP high yield corporates; and credit positioning in cable & satellite, consumer noncyclicals: retailers & restaurants industries, and transportation & environmental services.
■
The following strategies detracted most from the Fund’s performance relative to the Index during the period: duration positioning; security selection in emerging-market high yield bonds; and overweights to the MBS and US investment-grade corporate sectors.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	5.54%	6.75% (7/19/2023)
Bloomberg US Aggregate Bond Index*	3.14%	4.66%
Bloomberg US Government/Credit 1-3 Year Index	4.64%	5.40%

*The Fund compares its performance against this broad-based index in response to regulatory
requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jul. 19, 2023
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 87,571,154
Holdings Count | Holding	599
Advisory Fees Paid, Amount	$ 244,807
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 87,571,154
Number of fund holdings	599
Total advisory fees paid for the year	$ 244,807
Portfolio turnover rate for the year	108%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	36.7
AA	33.1
A	7.6
BBB	12.4
BB	5.5
B	1.9
CCC	0.2
Not Rated	5.9
Cash/Cash Equivalents	(3.3)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM TOTAL RETURN BOND ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond ETF
Class Name	PGIM Total Return Bond ETF
Trading Symbol	PTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Total Return Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond ETF	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, credit spreads across a broad spectrum of fixed income asset classes generally tightened, recovering from the reciprocal tariffs introduced on April 2, 2025. The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of
2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. Indeed, Core PCE, a key inflation metric that tracks price changes (excluding volatile food and energy prices), came in higher than expected for the period. In addition, revisions to the nonfarm payroll report at the end of the period revealed a weaker labor market than previously indicated, causing investors to reprice their expectations for a September rate cut and a steepening of the US Treasury yield curve.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: positioning in AAA collateralized loan obligations (CLO) and non-agency AAA commercial mortgage-backed securities (CMBS);
yield curve positioning; overweights to the US investment-grade corporate, emerging-market high yield, AA CLO, non-agency CMBS
AA-and-below, and ABS sectors, along with an underweight to the mortgage-backed securities (MBS) and emerging-market investment grade sectors; security selection in US high yield corporates, non-agency MBS, US Treasuries, non-agency CMBS AA-and-below, US bank loans, and
European high-yield corporates; credit positioning in cable & satellite, telecom, retailers & restaurants, transportation & environmental services, aerospace & defense, and automotives.
■
The following strategies detracted from the Fund’s performance relative to the Index during the period: duration positioning; security selection in
MBS, emerging-market high yield bonds, GBP high yield corporates, and US investment-grade corporates; and an overweight to the US high yield corporate sector.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the period, the Fund used swaps, forwards, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	3.85%	-0.29% (12/2/2021)
Bloomberg US Aggregate Bond Index	3.14%	-0.72%

Since
Inception returns are provided for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Dec. 02, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 529,417,848
Holdings Count | Holding	1,162
Advisory Fees Paid, Amount	$ 1,903,901
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 529,417,848
Number of fund holdings	1,162
Total advisory fees paid for the year	$ 1,903,901
Portfolio turnover rate for the year	109%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	33.0
AA	29.6
A	8.2
BBB	15.3
BB	4.6
B	2.2
CCC	0.3
Not Rated	6.7
Cash/Cash Equivalents	0.1
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM ULTRA SHORT BOND ETF
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Bond ETF
Class Name	PGIM Ultra Short Bond ETF
Trading Symbol	PULS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Ultra Short Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can
also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Bond ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
The US Federal Reserve's easing cycle, which began with three rate cuts in the second half of 2024, was paused in the first half of 2025 amid increased uncertainty over the impact of US policy changes on the domestic labor market and inflation. However, the July and August nonfarm payrolls reports revealed a weakening labor market and opened the door to further rate cuts over the near term. As a result, the US Treasury yield curve steepened, with the three-month Treasury bill declining from 5.21% to 4.51% during the 12-month period. Meanwhile, the Secured
Overnight Financing Rate (SOFR) declined to 4.34% from 5.32%.
■
The following strategies contributed most to the Fund’s performance during the period: allocations to short-term investment-grade corporates, as well as high-quality collateralized loan obligations, non-agency commercial mortgage-backed securities, and asset-backed securities. Within credit, positioning in banking, technology, and automotive contributed the most.
■
No strategies detracted materially from relative performance during the period.
■
During the reporting period, the Fund used interest rate swaps and futures to help manage duration positioning and yield curve exposure.
These instruments allowed the Fund to capture higher yields available farther out on the short-term portion of the yield curve and in spread-sector assets versus US Treasuries, while mitigating interest rate risk. Overall, the positions added to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Five Years (%)	Since Inception (%)
Net Asset Value (NAV)	5.28%	3.63%	3.24% (4/5/2018)
Bloomberg US Aggregate Bond Index*	3.14%	-0.68%	1.78%
ICE BofA US 3-Month Treasury Bill Index	4.48%	2.91%	2.56%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are
provided
for the Fund since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Apr. 05, 2018
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 12,406,577,847
Holdings Count	601
Advisory Fees Paid, Amount	$ 14,888,596
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?

Fund’s net assets	$ 12,406,577,847
Number of fund holdings	601
Total advisory fees paid for the year	$ 14,888,596
Portfolio turnover rate for the year	39%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	30.2
AA	19.9
A	24.6
BBB	23.2
Cash/Cash Equivalents	1.0
Other	0.9
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets
PGIM ULTRA SHORT MUNICIPAL BOND ETF [Member]
Shareholder Report [Line Items]
Fund Name	PGIM Ultra Short Municipal Bond ETF
Class Name	PGIM Ultra Short Municipal Bond ETF
Trading Symbol	PUSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the PGIM Ultra Short Municipal Bond ETF (the “Fund”) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/etfs/prospectuses-fact-sheets
. You can also request this information by contacting us at (888) 247-8090 or (973) 802-2093 from outside the US.

Additional Information Phone Number	(888) 247-8090 or (973) 802-2093
Additional Information Website	pgim.com/investments/etfs/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Ultra Short Municipal Bond ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, the US Federal Reserve's easing cycle was paused amid increased uncertainty over the impact of US policies and actions (e.g., taxes and higher education). Issuance in the municipal bond market, as of August 2025, exceeded last year's record by approximately 15–20%, driven by issuers in the health care, university, and transportation sectors. Investor demand was skewed toward short-dated municipal bonds, resulting in a steeper municipal bond yield curve and relative values that exceeded their long-term averages.
■
The following contributed most to the Fund’s performance relative to the Bloomberg 1 Year Municipal Bond Index (the “Index”) during the period: overweights to prepay gas bonds, as spreads tightened, and to escrowed housing bonds, which provided ample yield for high credit quality; and an overweight to, and security selection in, transportation bonds.
■
The following detracted most from the Fund’s performance relative to the Index during the reporting period: a modest yield curve flattener as well as an overweight to, and security selection in, an airport bond that underperformed given its structure in a rising yield environment.
■
The Fund uses derivatives when they facilitate implementation of the overall investment approach. During the reporting period, the Fund used swaps and futures to help manage duration positioning and yield curve exposure. The Fund’s positions in SIFMA swaps and US Treasury futures contributed to performance during the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 8/31/2025
	One Year (%)	Since Inception (%)
Net Asset Value (NAV)	3.82%	4.26% (6/24/2024)
Bloomberg Municipal Bond Index*	0.08%	1.53%
Bloomberg 1 Year Municipal Bond Index	3.26%	3.95%

*The Fund compares its performance against this broad-based index in response to regulatory requirements.

Since Inception returns are provided for the Fund since it has less than 10 fiscal years
of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

Performance Inception Date	Jun. 24, 2024
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/etfs/prospectuses-fact-sheets or call (888) 247-8090 or (973) 802-2093 from outside the US for more recent performance data.
Net Assets	$ 36,608,810
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 34,199
Investment Company, Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 8/31/2025?
Fund’s net assets	$ 36,608,810
Number of fund holdings	106
Total advisory fees paid for the year	$ 34,199
Portfolio turnover rate for the year	87%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 8/31/2025?

Credit Quality expressed as a percentage of total investments as of 8/31/2025 (%)
AAA	8.3
AA	41.2
A	35.5
BBB	7.1
BB	1.7
Not Rated	3.6
Cash/Cash Equivalents	2.8
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to
100.0% due to rounding.

Updated Prospectus Phone Number	(888) 247-8090 or (973) 802-2093
Updated Prospectus Web Address	pgim.com/investments/etfs/prospectuses-fact-sheets